Deposits (Schedule of Maturities of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
2020	$ 258,645
2021	38,394
2022	26,580
2023	24,162
2024	12,937
Time Deposits, Total	$ 360,718	$ 345,177